Audit and Other Services - Additional Information (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Audit Fees And Non Audit Fees [Line Items]
Non-audit fees - Audit fees per US Securities and Exchange Commission guidance	£ 200	£ 400	£ 400
Non-audit fees - Audit related fees per US Securities and Exchange Commission guidance	700	700	700
Non-audit fees - All other fees per US Securities and Exchange Commission guidance	0	0	0
Audit fees payable for statutory audit	12,500	12,100	11,400
Incremental work, audit of Banco Santander
Disclosure Of Audit Fees And Non Audit Fees [Line Items]
Audit fees payable for statutory audit	1,600	1,400	1,500
Corporate and other borrowers
Disclosure Of Audit Fees And Non Audit Fees [Line Items]
Audit fees payable for statutory audit	£ 0	£ 27	£ 24